Summary of Estimated Useful Life (Details)	6 Months Ended
Jun. 30, 2022
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years